Employee Benefit Plans (Summary of Changes in Pension and Other Postretirement Benefit Plans) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets		$ 1,479	$ 1,930
Pension Benefits
Changes in benefit obligation:
Benefit obligation at beginning of year		10,890	11,363
Service cost		$ 142	$ 170	$ 173
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost		$ 333	$ 317	$ 351
Benefits paid		(511)	(488)
Actuarial (gains) losses during the year		(2,716)	(413)
Sale of Hope		(64)
Settlements and curtailments		(8)	(59)
Benefit obligation at end of year	$ 11,363	8,066	10,890	11,363
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		11,945	10,979
Actual return (loss) on plan assets		(2,556)	1,202
Employer contributions	250	9	284
Benefits paid		(511)	(488)
Sale of Hope		(188)
Settlements		(5)	(32)
Fair value of plan assets at end of year	10,979	8,694	11,945	10,979
Funded status at end of year		628	1,055
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets		580	878
Noncurrent assets held for sale		295	368
Other current liabilities		(12)	(12)
Noncurrent pension and other postretirement benefit liabilities		(196)	(127)
Noncurrent liabilities held for sale		(39)	(52)
Net amount recognized		$ 628	$ 1,055
Significant assumptions used to determine benefit obligations as of December 31:
Weighted average rate of increase for compensation		4.38%	4.51%
Pension Benefits | Minimum
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate		5.65%	3.06%
Crediting interest rate for cash balance and similar plans		4.40%	1.81%
Pension Benefits | Maximum
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate		5.75%	3.19%
Crediting interest rate for cash balance and similar plans		4.50%	1.94%
Other Postretirement Benefits
Changes in benefit obligation:
Benefit obligation at beginning of year		$ 1,537	$ 1,746
Service cost		$ 22	$ 25	$ 28
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost		$ 45	$ 46	$ 58
Benefits paid		(97)	(105)
Actuarial (gains) losses during the year		(361)	(161)
Plan amendments			(14)
Sale of Hope		(19)
Benefit obligation at end of year	1,746	1,127	1,537	1,746
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		2,323	2,100
Actual return (loss) on plan assets		(416)	294
Benefits paid		(62)	(71)
Fair value of plan assets at end of year	$ 2,100	1,845	2,323	$ 2,100
Funded status at end of year		718	786
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets		899	1,052
Noncurrent assets held for sale		11	12
Other current liabilities		(13)	(15)
Noncurrent pension and other postretirement benefit liabilities		(179)	(263)
Net amount recognized		$ 718	$ 786
Other Postretirement Benefits | Minimum
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate		5.69%	3.04%
Other Postretirement Benefits | Maximum
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate		5.70%	3.11%